Non-Current Financial Assets	12 Months Ended
Dec. 31, 2021
Non-Current Financial Assets
Non-Current Financial Assets

Note 18 Non-Current Financial Assets

	December 31,
	2021	2020	2019
Cost at opening balance	2,225	1,939	341
Bank guarantees granted	1,686	—	1,888
Reimbursement security deposit	—	—	(290)
Exchange differences	4	—	—
Acquisition through business combinations	—	286	—
Net book value	3,915	2,225	1,939

Non-current financial assets comprise of bank guarantees/deposits amounted to SEK 3,915 (SEK 2,225, SEK 1,939) as of December 31, 2021, 2020 and 2019, respectively.